Earnings Per Share - Schedule of Reconciliation of Basic Shares to Diluted Shares (Detail)	3 Months Ended		12 Months Ended
	May 03, 2014	May 04, 2013	Feb. 01, 2014	Feb. 02, 2013	Jan. 28, 2012
Earnings Per Share [Abstract]
Weighted-average shares-basic	36,723,727	26,211,130	28,119,794	26,211,130	26,211,130
Effect of dilutive equity securities	1,347,321		153,131
Weighted-average shares-diluted	38,071,048	26,211,130	28,272,925	26,211,130	26,211,130